Receivables from financial services (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Receivables From Financial Services

	31 December 2019	31 December 2018
Current receivables from financial services	2,319,122	3,318,255
Non-current receivables from financial services	123,136	884,686

	2,442,258	4,202,941